Expense Example	Jan. 22, 2026 USD ($)
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 696
Expense Example, with Redemption, 3 Years	969
Expense Example, with Redemption, 5 Years	1,280
Expense Example, with Redemption, 10 Years	2,161
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,401
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,320
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	688
Expense Example, with Redemption, 3 Years	929
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	1,933
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,141
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	1,011
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	1,166
Expense Example, with Redemption, 5 Years	1,872
Expense Example, with Redemption, 10 Years	3,741
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	1,267
Expense Example, with Redemption, 10 Years	3,162
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	1,222
Expense Example, with Redemption, 10 Years	3,075
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	489
Expense Example, with Redemption, 5 Years	1,150
Expense Example, with Redemption, 10 Years	2,926
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	499
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	1,030
Expense Example, with Redemption, 10 Years	1,855
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,306
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,130
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	711
Expense Example, with Redemption, 3 Years	998
Expense Example, with Redemption, 5 Years	1,307
Expense Example, with Redemption, 10 Years	2,179
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	$ 1,432